Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund

March 31, 2020

MHT-QTLY-0520
1.951036.107

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	2,152,033	$115,628,733
Entertainment - 2.0%
Activision Blizzard, Inc.	913,022	54,306,549
Electronic Arts, Inc. (a)	454,842	45,561,523
The Walt Disney Co.	286,293	27,655,904
Vivendi SA	3,826,981	80,915,377
		208,439,353
Interactive Media & Services - 0.9%
Alphabet, Inc.:
Class A (a)	31,411	36,498,011
Class C (a)	32,073	37,294,805
Match Group, Inc. (a)(b)	245,600	16,219,424
		90,012,240
Media - 4.4%
Comcast Corp. Class A (b)	11,525,142	396,234,382
Discovery Communications, Inc. Class A (a)(b)	655,001	12,733,219
Interpublic Group of Companies, Inc.	1,985,070	32,138,283
Omnicom Group, Inc.	94,362	5,180,474
Sinclair Broadcast Group, Inc. Class A (b)	277,382	4,460,303
		450,746,661

TOTAL COMMUNICATION SERVICES		864,826,987

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.2%
BorgWarner, Inc.	757,862	18,469,097
Distributors - 0.1%
LKQ Corp. (a)	746,681	15,314,427
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	8,493	12,909
Starbucks Corp.	262,700	17,269,898
		17,282,807
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	593,489	45,247,601
Whirlpool Corp.	344,463	29,554,925
		74,802,526
Internet & Direct Marketing Retail - 1.2%
Ocado Group PLC (a)	1,026,300	15,394,783
The Booking Holdings, Inc. (a)	79,437	106,868,185
		122,262,968
Specialty Retail - 0.9%
Lowe's Companies, Inc.	930,247	80,047,754
TJX Companies, Inc.	181,988	8,700,846
		88,748,600
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	378,600	31,325,364
PVH Corp.	227,705	8,570,816
Tapestry, Inc.	168,650	2,184,018
		42,080,198

TOTAL CONSUMER DISCRETIONARY		378,960,623

CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Diageo PLC sponsored ADR	114,300	14,529,816
The Coca-Cola Co.	2,436,695	107,823,754
		122,353,570
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance, Inc.	729,249	33,363,142
Walmart, Inc.	1,596,874	181,436,824
		214,799,966
Household Products - 0.8%
Colgate-Palmolive Co.	41,100	2,727,396
Procter & Gamble Co.	603,514	66,386,540
Spectrum Brands Holdings, Inc.	482,882	17,562,418
		86,676,354
Personal Products - 0.1%
Unilever NV	267,300	13,138,140
Tobacco - 5.1%
Altria Group, Inc.	10,433,359	403,457,993
British American Tobacco PLC sponsored ADR	2,545,106	87,017,174
Philip Morris International, Inc.	480,000	35,020,800
		525,495,967

TOTAL CONSUMER STAPLES		962,463,997

ENERGY - 6.2%
Energy Equipment & Services - 0.0%
Subsea 7 SA	286,400	1,352,762
Oil, Gas & Consumable Fuels - 6.2%
Cenovus Energy, Inc.	25,366	51,239
Cenovus Energy, Inc. (Canada)	22,603,581	45,615,128
Equinor ASA sponsored ADR	8,923,996	108,694,271
Exxon Mobil Corp.	9,700,243	368,318,227
Hess Corp.	3,326,272	110,764,858
Kosmos Energy Ltd.	8,461,295	7,577,936
		641,021,659

TOTAL ENERGY		642,374,421

FINANCIALS - 14.6%
Banks - 9.9%
Bank of America Corp.	13,983,494	296,869,578
First Hawaiian, Inc.	172,963	2,859,078
JPMorgan Chase & Co.	1,831,671	164,905,340
M&T Bank Corp.	133,720	13,830,660
PNC Financial Services Group, Inc.	1,050,721	100,575,014
Truist Financial Corp.	2,957,823	91,219,261
U.S. Bancorp	1,637,419	56,409,085
Wells Fargo & Co.	10,095,837	289,750,522
		1,016,418,538
Capital Markets - 3.6%
Cboe Global Markets, Inc.	100,621	8,980,424
KKR & Co. LP	1,809,651	42,472,509
Morgan Stanley	998,524	33,949,816
Northern Trust Corp.	1,900,446	143,407,655
Raymond James Financial, Inc.	242,602	15,332,446
State Street Corp.	2,429,741	129,432,303
		373,575,153
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	295,400	2,590,234
Insurance - 0.4%
Chubb Ltd.	267,497	29,876,740
The Travelers Companies, Inc.	120,640	11,985,584
		41,862,324
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.	4,734,677	30,065,199
Radian Group, Inc.	2,975,608	38,534,124
		68,599,323

TOTAL FINANCIALS		1,503,045,572

HEALTH CARE - 21.3%
Biotechnology - 2.6%
AbbVie, Inc.	703,176	53,574,979
Alexion Pharmaceuticals, Inc. (a)	911,583	81,851,038
Alnylam Pharmaceuticals, Inc. (a)	184,650	20,099,153
Amgen, Inc.	196,722	39,881,451
Gritstone Oncology, Inc. (a)	885,562	5,153,971
Heron Therapeutics, Inc. (a)	175,117	2,055,874
Insmed, Inc. (a)	1,172,246	18,791,103
Intercept Pharmaceuticals, Inc. (a)(b)	699,663	44,050,782
Myriad Genetics, Inc. (a)(b)	77,800	1,113,318
United Therapeutics Corp. (a)	45,000	4,267,125
		270,838,794
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	140,106	32,192,156
Boston Scientific Corp. (a)	2,283,919	74,524,277
Intuitive Surgical, Inc. (a)	2,400	1,188,504
		107,904,937
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	803,138	71,077,713
Anthem, Inc.	1	227
Cardinal Health, Inc.	1,794,058	86,007,141
Centene Corp. (a)	201,300	11,959,233
Cigna Corp.	984,211	174,382,505
Covetrus, Inc. (a)(b)	635,573	5,173,564
CVS Health Corp.	3,555,552	210,950,900
McKesson Corp.	1,050,121	142,039,366
UnitedHealth Group, Inc.	646,281	161,169,556
		862,760,205
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	43,985	31,806
Pharmaceuticals - 9.3%
Bayer AG	2,900,772	166,209,887
Bristol-Myers Squibb Co. (b)	5,588,660	311,511,908
Elanco Animal Health, Inc. (a)	245,400	5,494,506
GlaxoSmithKline PLC sponsored ADR	5,120,836	194,028,476
Johnson & Johnson	1,916,871	251,359,294
Sanofi SA sponsored ADR	511,300	22,354,036
TherapeuticsMD, Inc. (a)(b)	8,186,714	8,677,917
		959,636,024

TOTAL HEALTH CARE		2,201,171,766

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.4%
Airbus Group NV	108,500	6,996,286
General Dynamics Corp.	226,660	29,989,385
Huntington Ingalls Industries, Inc.	143,850	26,210,909
Safran SA	22,900	2,028,875
The Boeing Co.	333,541	49,744,305
United Technologies Corp.	308,969	29,145,046
		144,114,806
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	143,039	9,469,182
FedEx Corp.	512,647	62,163,575
United Parcel Service, Inc. Class B	2,129,256	198,915,096
XPO Logistics, Inc. (a)	121,584	5,927,220
		276,475,073
Electrical Equipment - 0.9%
Acuity Brands, Inc.	278,669	23,870,787
Hubbell, Inc. Class B	219,714	25,209,984
Vertiv Holdings LLC (c)	4,500,000	38,925,000
		88,005,771
Industrial Conglomerates - 6.6%
3M Co.	204,673	27,939,911
General Electric Co.	81,549,118	647,499,997
		675,439,908
Machinery - 0.7%
Caterpillar, Inc.	20,500	2,378,820
Cummins, Inc.	104,300	14,113,876
Flowserve Corp. (b)	809,885	19,348,153
Fortive Corp.	225,800	12,461,902
Stanley Black & Decker, Inc.	34,200	3,420,000
Westinghouse Air Brake Co.	497,585	23,948,766
		75,671,517
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	1,014,000	21,641,231
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	737,163	67,988,543
Knight-Swift Transportation Holdings, Inc. Class A (b)	3,253,415	106,712,012
Ryder System, Inc.	122,533	3,239,773
		177,940,328
Trading Companies & Distributors - 0.0%
Watsco, Inc.	1	158

TOTAL INDUSTRIALS		1,459,288,792

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	992,867	39,029,602
IT Services - 2.8%
Gartner, Inc. (a)	54,300	5,406,651
IBM Corp.	171,900	19,068,867
MasterCard, Inc. Class A	122,289	29,540,131
Twilio, Inc. Class A (a)	56,800	5,083,032
Unisys Corp. (a)	2,032,299	25,098,893
Visa, Inc. Class A	1,247,093	200,931,624
		285,129,198
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	140,338	12,581,302
Applied Materials, Inc.	449,602	20,600,764
Marvell Technology Group Ltd.	437,691	9,904,947
NVIDIA Corp.	11,732	3,092,555
Qualcomm, Inc.	3,386,431	229,092,057
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	158,115	7,556,316
		282,827,941
Software - 9.5%
Autodesk, Inc. (a)	267,228	41,714,291
Dynatrace, Inc.	274,694	6,548,705
Elastic NV (a)	262,000	14,622,220
Microsoft Corp.	4,551,405	717,802,079
Oracle Corp.	1,137,693	54,984,703
Parametric Technology Corp. (a)	274,000	16,771,540
SAP SE sponsored ADR	1,080,046	119,345,083
Workday, Inc. Class A (a)	52,500	6,836,550
		978,625,171
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,192,576	303,260,151

TOTAL INFORMATION TECHNOLOGY		1,888,872,063

MATERIALS - 1.1%
Chemicals - 0.8%
DuPont de Nemours, Inc.	937,100	31,955,110
Intrepid Potash, Inc. (a)	136,494	109,195
Livent Corp. (a)	278,800	1,463,700
LyondellBasell Industries NV Class A	304,900	15,132,187
Nutrien Ltd.	864,192	29,543,294
PPG Industries, Inc.	12,400	1,036,640
		79,240,126
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (b)	824,569	30,253,437

TOTAL MATERIALS		109,493,563

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	109,181	23,774,163
Equinix, Inc.	41,322	25,808,482
Simon Property Group, Inc.	77,656	4,260,208
		53,842,853
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	39,380	4,449,546
TOTAL COMMON STOCKS
(Cost $10,341,018,158)		10,068,790,183

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)	22,323,329	1,061,854
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23(c)(d)(e)	19,301,670	12,546,086
TOTAL OTHER
(Cost $28,955,816)		13,607,940

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.29% (f)	242,521,542	242,594,298
Fidelity Securities Lending Cash Central Fund 0.28%(f)(g)	139,927,907	139,955,893
TOTAL MONEY MARKET FUNDS
(Cost $382,508,234)		382,550,191
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $10,752,482,208)		10,464,948,314
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(149,737,808)
NET ASSETS - 100%		$10,315,210,506

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,532,940 or 0.5% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$9,654,146
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$19,301,670
Vertiv Holdings LLC	2/6/20	$45,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,347,460
Fidelity Securities Lending Cash Central Fund	2,875,247
Total	$8,222,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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